Document and Entity Information	Mar. 08, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001006837
Document Type	8-K
Document Period End Date	Mar. 08, 2024
Entity Registrant Name	INNOVATE CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-35210
Entity Tax Identification Number	54-1708481
Entity Address, Address Line One	292 Madison Ave.
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	235-2691
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VATE
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE